SCHEDULE OF EACH CLASS OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Unquoted equity instruments	$ 18,210
Warrant liabilities	25,064	11,945
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Unquoted equity instruments
Warrant liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Unquoted equity instruments
Warrant liabilities	25,064	11,945
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Unquoted equity instruments	18,210
Warrant liabilities